Shareholder Report, Average Annual Return (Details)	12 Months Ended	53 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
C000231758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Federated Hermes Short Duration Corporate ETF at NAV
Without Sales Load [Member] | C000231758
Average Annual Return [Line Items]
Average Annual Return, Percent	4.16%	2.46%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.06%	(0.06%)
FEDERATED INDEX: Bloomberg US Corporate Bond 1-5 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate Bond 1-5 Year Index
Average Annual Return, Percent	4.57%	2.83%